Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 769,539	$ 654,143
Cost of sales	548,723	455,710
Depreciation	119,268	108,016
Gross profit	101,548	90,417
General and administrative expenses	29,855	35,374
Loss (gain) on disposal of property, plant and equipment	536	(85)
Operating income	71,157	55,128
Equity earnings in affiliates and joint ventures	(37,053)	(21,860)
Interest expense, net	24,543	19,032
Net realized and unrealized gain on derivative financial instruments	(778)	(2,737)
Income before income taxes	84,445	60,693
Current income tax expense	1,627	1,000
Deferred income tax expense	15,446	8,285
Net income	67,372	51,408
Unrealized foreign currency translation gain	(304)	(2)
Comprehensive income	$ 67,676	$ 51,410
Per share information
Basic net income per share (in CAD per share)	$ 2.46	$ 1.81
Diluted net income per share (in CAD per share)	$ 2.15	$ 1.64